Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income tax [Abstract]
Schedule of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2026	2025	2026	2025
Current	$486	$465	$1,066	$752
Deferred	246	(363)	413	(372)
Total	$732	$102	$1,479	$380